Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Entity Central Index Key	0000925950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Oct. 01, 2019
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	TAFSX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	ASTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class T | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TLTTX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-3 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FLTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTEFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTEBX
TAX EXEMPT BOND FUND OF AMERICA® | Class T | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TLLLX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-3 | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TFEBX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2 | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TEAFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1 | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class C | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class A | TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	AFTEX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	TAHHX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AMHIX
Tax-Exempt Fund of California® | Class T | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TTCAX
Tax-Exempt Fund of California® | Class F-3 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California® | Class F-2 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California® | Class F-1 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class C | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class A | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TAFTX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	TATEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAAX